Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Net income (loss)	$ (294,270)	$ (132,036)
Other comprehensive income (loss)	30,404	(24,846)
Comprehensive loss	(263,866)	(156,882)
Parent Company [Member]
Disclosure of subsidiaries [Line Items]
Net income (loss)	(294,054)	(133,495)
Other comprehensive income (loss)	(145,226)	121,699
Comprehensive loss	(439,280)	(11,796)
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net income (loss)	(161,200)	25,690
Other comprehensive income (loss)	129,804	(110,717)
Comprehensive loss	(31,396)	(85,027)
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net income (loss)	(7,774)	(11,628)
Other comprehensive income (loss)	45,190	(35,661)
Comprehensive loss	37,416	(47,289)
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Net income (loss)	168,758	(12,603)
Other comprehensive income (loss)	636	(167)
Comprehensive loss	$ 169,394	$ (12,770)